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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [_]  Amendment Number:

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisers, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
Title:   Vice President and Secretary
Phone:   (860) 403-5050

Signature, Place and Date of Signing:

/s/ John H. Beers            Hartford, CT                August 10, 2009
--------------------------  --------------------------  ----------------------
(Signature)                 (City, State)               (Date)

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Form 13F Information Table Entry Total:  2
Form 13F Information Table Value Total:  $11,027,046.50

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
                                                                                  Shares or
                                                                                  Principal
Name of Issuer                   Title Of Class  Cusip Number  Fair Market Value    Amount
-------------------------------  --------------  ------------  -----------------  ---------
ISHARES IBOXX INV GR CORP BD     COMMON          464287242          9,260,859.00     92,850
PHARMACEUTICAL RES INC           CV. BOND        717125AC2          1,766,187.50  1,835,000
                                                                   11,027,046.50

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
                                                 Investment
Name of Issuer                   SH/PRN PUT/CALL Descretion Managers  Sole(A)  Shared(B)
-------------------------------  ------ -------- ---------- -------- --------- ---------
ISHARES IBOXX INV GR CORP BD     SH                  92,850 1           92,850
PHARMACEUTICAL RES INC           PRN              1,835,000 1        1,835,000